Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2025 USD ($)
Borrowings
Bank borrowings	$ 655,795	$ 627,873
Lease financing arrangement	129,110	182,689
Shareholder loan	79,501
Trust receipts	73,766	39,792
Interest payable	3,836	2,749
Borrowings	942,008	853,103
Non-current	711,664	730,394
Current	230,344	122,709
Borrowings secured by mortgages	762,600	799,400
Minimum
Borrowings
Liquidity covenant (at end of each quarter)		50,000
Cash and cash equivalents covenant (at end of each quarter)		20,000
Adjusted equity covenant (at end of each quarter)		$ 350,000
Adjusted equity covenant, as percentage of sum of liabilities and adjusted equity (at all times)		25.00%
Maximum
Borrowings
Market value of collateral vessels covenant, as percentage of outstanding indebtedness under applicable facilities (at second and fourth fiscal quarter of each year)		120.00%
Shareholder loan with BW Finance Limited
Borrowings
Notional amount	$ 80,000	$ 0
Number of vessels purchased | item	12